UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                       Investment Company Act File Number:
                                    811-22017

                                  The CNL Funds
               (Exact Name of Registrant as Specified in Charter)

                             450 South Orange Avenue
                                   Suite 1000
                                Orlando, FL 32801
               (Address of Principal Executive Offices)(Zip Code)

          J. Grayson Sanders                          With copies to:
            The CNL Funds
       450 South Orange Avenue                          John N. Ake
          Orlando, FL 32801               Ballard Spahr Andrews & Ingersoll, LLP
                                              1735 Market Street, 49th Floor
(Name and Address of Agent for Service)           Philadelphia, PA  19103

               Registrant's Telephone Number, including Area Code:
                                 (407) 540-2764

                   Date of Fiscal Year End: December 31, 2007

                   Date of Reporting Period: December 31, 2007

ITEM 1. REPORTS TO STOCKHOLDERS.


--------------------------------------------------------------------------------

      CNL GLOBAL REAL ESTATE FUND

            CLASS A SHARES

            CLASS C SHARES

            INSTITUTIONAL CLASS SHARES

                                  ANNUAL REPORT

                                  THE CNL FUNDS
                                  ----------------------------------------------
                                  DECEMBER 31, 2007
--------------------------------------------------------------------------------

              SUB-ADVISED BY CB RICHARD ELLIS GLOBAL REAL ESTATE SECURITIES, LLC

[LOGO] CNL(R)
       FUND ADVISORS COMPANY

SHARES OF THE FUND: Are Not a Bank Deposit, Are Not FDIC Insured, May Lose Value

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareholders ...................................................    1
Fund Performance Summary .................................................    2
Understanding Your Ongoing Costs (Unaudited) .............................    3
Investment Portfolio .....................................................    4
Statement of Assets and Liabilities ......................................    7
Statement of Operations ..................................................    8
Statement of Changes in Net Assets .......................................    9
Financial Highlights .....................................................   10
Notes to Financial Statements ............................................   11
Report of Independent Registered Certified Public Accounting Firm ........   19
Tax and Other Information (Unaudited) ....................................   20
Approval of Investment Advisory and Sub-Advisory Agreements (Unaudited) ..   21
Trustees and Officers (Unaudited) ........................................   23

--------------------------------------------------------------------------------

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund's investment objective, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund's prospectus. To obtain more information, please call 1-888-890-8934 or visit www.thecnlfunds.com. Please read the prospectus carefully before investing.

The Fund concentrates its investments in real estate securities, including REITs. A fund with a concentrated investment portfolio is vulnerable to the risks of the industry in which it invests and is subject to greater risks and market fluctuations than funds investing in a broader range of industries. Real estate securities are susceptible to the risks associated with direct ownership of real estate, such as declines in property values; increases in property taxes, operating expenses, interest rates or competition; zoning changes; and losses from casualty and condemnation. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

Letter to Shareholders
--------------------------------------------------------------------------------

Dear Shareholders:

We launched the first portfolio of The CNL Funds in October 2007, and we are pleased to present this first annual report for The CNL Funds to you, our initial shareholders in the CNL Global Real Estate Fund.

Market volatility characterized the second half of 2007, creating turbulence for investors in the United States and overseas financial markets. The financial news has been dominated with themes of credit market stress, sub-prime mortgage sector fallout, the lack of transparency and uncertain valuations for mortgage-backed securities, the allocation and re-pricing of investment risks and threatening domestic and global economic recession. U.S. investors were reminded of the interdependent relationship between the diverse global financial markets. More importantly, global investors are increasingly focused on the relative, long-term shifts of economic activity and capital resources between the world's developed and emerging markets as a key part of planning their investment strategies. These recent events underscore the importance of the CNL Global Real Estate Fund's investment strategy, which is to be well positioned with its investments in real estate companies within stable and growing economies on a global basis.

One of our core investment management principles is to manage the downside risk with the view that upside returns will be realized over the long-term. Within the CNL Global Real Estate Fund, the investment program is managed by CNL Fund Advisors Company and the portfolio management team at CB Richard Ellis Global Real Estate Securities, LLC. The portfolio management team is highly focused on the research of regional economies that create persistent demand for real property. Gathering and processing fundamental real estate market data is essential to making investment decisions about hundreds of viable real estate companies around the world. We believe that the portfolio management team's global presence is a critical element for mitigating risk in this global real estate investment sector.

FINANCIAL RESULTS

During the period from October 26, 2007 (commencement of Fund operations) through December 31, 2007, we received approximately $5.15 million in gross proceeds from the sale of shares in the CNL Global Real Estate Fund. We used this investment capital to acquire interests in approximately 55 public companies that are listed on the securities exchanges in 12 countries. In 2007, net investment income was approximately $20,471 for the 67 days of operations ending December 31, 2007. Distributions paid to shareholders totaled approximately $45,561 for the same period, representing 100% ordinary income dividends. The net asset value per share had declined from $10.00 per share on October 26, 2007 to $8.64 per share on December 31, 2007, resulting in a total return of -12.73% for the Institutional Class shareholders. The value of shares in real estate companies generally declined across the board in North America, Asia and Europe in the fourth quarter of 2007.

LOOKING AHEAD

The events over the past year reinforced the point that market dislocations create opportunities to acquire the stocks of high quality companies at attractive prices. The same events also highlighted the fact that the time and place for adjusting property investment exposures based on fundamental factors are different for the diverse geographies and property markets throughout the world. The quest for attractive risk-adjusted investment returns within the property investment sectors is the driving force behind the investment program for the CNL Global Real Estate Fund. We will continue to maintain a balanced portfolio of diversified property companies with quality properties and seasoned management teams to help you achieve your financial goals. Thank you for the opportunity to be the stewards of your investment in the CNL Global Real Estate Fund.

Sincerely,

/s/ Robert A. Bourne                     /s/ J. Grayson sanders
Robert A. Bourne                         J. Grayson Sanders
Chairman                                 President
The CNL Funds                            The CNL Funds
February 11, 2008

--------------------------------------------------------------------------------
Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that any market forecasts discussed will be realized.


                                                 CNL GLOBAL REAL ESTATE FUND o 1

Fund Performance Summary
--------------------------------------------------------------------------------

All Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment returns and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Performance after December 31, 2007 may be lower or higher than the performance shown below. Please visit www.thecnlfunds.com for the Fund's most recent quarterly performance.

The maximum sales charge for Class A shares is 5.75%. Class C shares have no adjustment for front-end sales charges but redemptions within one year of purchase may be subject to a Contingent Deferred Sales Commission ("CDSC") of 1%. Average annual returns (Unadjusted for Sales Charges) do not reflect sales charges and would have been lower if they had. Institutional Class shares are not subject to sales charges.

To discourage short-term trading, the Fund imposes a 1% redemption fee on shareholders redeeming shares held less than 75 days, which has the effect of lowering the total return.

AVERAGE ANNUAL TOTAL RETURNS*

                                                        SINCE
                                                      INCEPTION        SINCE
                                                     (10/30/07)+     INCEPTION
                                                   UNADJUSTED FOR   (10/30/07)+
CNL GLOBAL REAL ESTATE FUND                        SALES CHARGES     WITH LOAD
--------------------------------------------------------------------------------
Class A                                              (12.77)%        (17.79)%
Class C                                              (12.89)%        (13.89)%
Institutional Class                                  (12.73)%           N/A
FTSE EPRA/NAREIT Global
Real Estate Index Series++                           (11.15)%           N/A

* Returns less than one year are not annualized.

+ Represents commencement date of investment operations (i.e., began to invest in accordance with its investment objective).

++ The FTSE EPRA/NAREIT Global Real Estate Index is an index that tracks the performance of listed real estate companies and REITs worldwide.

The annualized gross and net expense ratios, respectively, for each class of shares as in the October 19, 2007 prospectus were as follows: Class A--1.98% and 1.80%; Class C--2.73% and 2.55%; and Institutional Class--1.73% and 1.55%. Through July 31, 2008, the Advisor has contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred to the extent necessary to maintain the Fund's annual operating expenses at 1.80% for Class A shares, 2.55% for Class C shares and 1.55% for Institutional Class shares.

NET ASSET VALUE AND DISTRIBUTION INFORMATION

                                                                  INSTITUTIONAL
NET ASSET VALUE:                            CLASS A    CLASS C       CLASS
-------------------------------------------------------------------------------
12/31/07                                   $   8.64   $   8.64       $   8.64
DISTRIBUTION INFORMATION:
-------------------------------------------------------------------------------
12/31/07                                   $ 0.0826   $ 0.0707       $ 0.0866

Performance results reflect any applicable expense waivers in effect during the period shown. These fee waivers are contractual through a specified period. Without such waivers Fund performance would be lower. See the prospectus for more information.

The Fund invests in the securities of real estate and real estate-related companies, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries or sectors.


2 o CNL GLOBAL REAL ESTATE FUND

Understanding Your Ongoing Costs (Unaudited)
--------------------------------------------------------------------------------

As a Fund shareholder, you incur two types of costs: (1) ongoing costs including management fees, Fund expenses, and distribution (12b-1) fees if applicable; and, if applicable, (2) transaction costs, including sales charges (loads) on purchase payments and redemption fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 at the beginning of the period and held for the entire period from October 26, 2007 (commencement of operations) through December 31, 2007.

ACTUAL EXPENSES

The first section of the table below (Actual Fund Return) provides information about actual account values and expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the expense number associated with your share class on the line entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table (Hypothetical 5% Fund Return) below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                        INSTITUTIONAL
ACTUAL FUND RETURN                               CLASS A      CLASS C           CLASS
--------------------------------------------------------------------------------------

Beginning Account Value October 26, 2007      $ 1,000.00   $ 1,000.00   $    1,000.00
Ending Account Value December 31, 2007        $   872.30   $   871.10   $      872.70
Expenses Paid During the Period*              $     3.09   $     4.38   $        2.66

                                                                        INSTITUTIONAL
HYPOTHETICAL 5% FUND RETURN                      CLASS A      CLASS C           CLASS
--------------------------------------------------------------------------------------
Beginning Account Value October 26, 2007      $ 1,000.00   $ 1,000.00   $    1,000.00
Ending Account Value December 31, 2007        $ 1,005.87   $ 1,004.50   $    1,006.33
Expenses Paid During the Period*              $     3.31   $     4.69   $        2.85

                                                                        INSTITUTIONAL
ANNUALIZED EXPENSE RATIOS                        CLASS A      CLASS C           CLASS
--------------------------------------------------------------------------------------
                                                    1.80%        2.55%           1.55%

* Expenses are equal to the Fund's annualized expense ratios for each class of shares, multiplied by the average account value over the period, multiplied by the actual days in the period (67); and then dividing that result by the actual number of days in the fiscal year (365). The data reflects the 67 day period from October 26, 2007 (commencement of operations) through December 31, 2007.


                                                 CNL GLOBAL REAL ESTATE FUND o 3

Investment Portfolio                                     as of December 31, 2007
--------------------------------------------------------------------------------

CNL GLOBAL REAL ESTATE FUND

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS AT DECEMBER 31, 2007 (AS A PERCENTAGE OF TOTAL NET ASSETS)

                                                   MARKET VALUE (US$)   PERCENT

Mitsubishi Estate Co., Ltd. ....................         285,900         6.2%
Hang Lung Properties Ltd. ......................         210,771         4.6%
Westfield Group ................................         173,227         3.8%
Simon Property Group, Inc. (REIT) ..............         161,125         3.5%
GPT Group ......................................         151,168         3.3%
Mitsui Fudosan Co., Ltd. .......................         150,965         3.3%
Capitaland Ltd. ................................         141,979         3.1%
Fonciere des Regions ...........................         139,473         3.0%
Kerry Properties Ltd. ..........................         135,929         3.0%
Unibail-Rodamco ................................         131,478         2.9%

COUNTRY SUMMARY REPORT (AS A PERCENTAGE OF TOTAL INVESTMENT PORTFOLIO) a

                                                   MARKET VALUE (US$)   PERCENT

United States ..................................       1,470,639         33.5%
Japan ..........................................         596,401         13.6%
Hong Kong ......................................         530,903         12.1%
Australia ......................................         432,164          9.8%
Singapore ......................................         321,669          7.3%
France .........................................         270,951          6.2%
United Kingdom .................................         232,723          5.3%
Canada .........................................         175,153          4.0%
Sweden .........................................         136,394          3.1%
Finland ........................................         100,942          2.3%
Netherlands ....................................          72,560          1.6%
Germany ........................................          53,127          1.2%
                                                     --------------------------
Total Investment Portfolio .....................       4,393,626        100.0%
                                                     ==========================

--------------------------------------------------------------------------------

a Country summary represents the allocation of holdings based on the country domicile of the holding or underlying company. It does not represent the geographic diversification of the underlying property holdings of the real estate companies.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


4 o CNL GLOBAL REAL ESTATE FUND

Investment Portfolio                                     as of December 31, 2007
--------------------------------------------------------------------------------

CNL GLOBAL REAL ESTATE FUND

                                                                                  SHARES    VALUE (US$)
-------------------------------------------------------------------------------------------------------
COMMON STOCKS 95.7%

AUSTRALIA 9.4%
   Goodman Group .............................................................     6,058        25,783
   GPT Group .................................................................    42,950       151,168
   Stockland .................................................................    11,170        81,986
   Westfield Group ...........................................................     9,475       173,227
                                                                                           -----------
                                                                                               432,164

CANADA 3.8%
   Allied Properties Real Estate Investment Trust ............................     2,990        62,833
   Boardwalk Real Estate Investment Trust ....................................     1,110        50,104
   Dundee Real Estate Investment Trust .......................................     1,821        62,216
                                                                                           -----------
                                                                                               175,153

FINLAND 2.2%
   Sponda Oyj ................................................................     8,490       100,942

FRANCE 5.9%
   Fonciere des Regions ......................................................     1,100       139,473
   Unibail-Rodamco ...........................................................       600       131,478
                                                                                           -----------
                                                                                               270,951

GERMANY 1.1%
   DIC Asset AG ..............................................................     1,665        53,127

HONG KONG 11.6%
   China Resources Land Ltd. .................................................    59,000       128,454
   Hang Lung Properties Ltd. .................................................    46,000       210,771
   Kerry Properties Ltd. .....................................................    17,000       135,929
   Sino-Ocean Land Holdings Ltd.(a) ..........................................    45,000        55,749
                                                                                           -----------
                                                                                               530,903

JAPAN 13.0%
   Mitsubishi Estate Co., Ltd. ...............................................    12,000       285,900
   Mitsui Fudosan Co., Ltd. ..................................................     7,000       150,965
   Nippon Commercial Investment Corp. ........................................        23       101,462
   Nippon Residential Investment Corp. .......................................        13        58,074
                                                                                           -----------
                                                                                               596,401

NETHERLANDS 1.6%
   Eurocastle Investment Ltd. ................................................     1,255        30,705
   Prologis European Properties ..............................................     2,880        41,855
                                                                                           -----------
                                                                                                72,560

SINGAPORE 7.0%
   CapitaCommercial Trust ....................................................    27,000        45,262
   Capitaland Ltd. ...........................................................    33,000       141,979
   CapitaMall Trust ..........................................................    22,000        52,164
   Yanlord Land Group Ltd. ...................................................    36,000        82,264
                                                                                           -----------
                                                                                               321,669

SWEDEN 3.0%
   Castellum AB ..............................................................     5,900        61,049
   Kungsleden AB .............................................................     6,800        75,345
                                                                                           -----------
                                                                                               136,394

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                                 CNL GLOBAL REAL ESTATE FUND o 5

Investment Portfolio                                     as of December 31, 2007
--------------------------------------------------------------------------------

CNL GLOBAL REAL ESTATE FUND

                                                                                  SHARES    VALUE (US$)
-------------------------------------------------------------------------------------------------------
UNITED KINGDOM 5.1%
   Big Yellow Group PLC ........................................................   1,800        15,588
   Derwent London PLC ..........................................................   1,895        52,690
   Helical Bar PLC .............................................................   6,720        42,957
   Mapeley Ltd. ................................................................   1,345        40,746
   St Modwen Properties PLC ....................................................   4,675        36,845
   Workspace Group PLC .........................................................   8,160        43,897
                                                                                           -----------
                                                                                               232,723

UNITED STATES 32.0%
   AMB Property Corp. (REIT) ...................................................     822        47,314
   AvalonBay Communities, Inc. (REIT) ..........................................     870        81,902
   BioMed Realty Trust, Inc. (REIT) ............................................   1,933        44,788
   Boston Properties, Inc. (REIT) ..............................................   1,015        93,187
   Brookfield Properties Corp. .................................................   3,640        70,070
   Corporate Office Properties Trust (REIT) ....................................   1,690        53,235
   Douglas Emmett, Inc. (REIT) .................................................   1,960        44,316
   Essex Property Trust, Inc. (REIT) ...........................................     420        40,946
   Federal Realty Investment Trust (REIT) ......................................     690        56,684
   Health Care REIT, Inc. (REIT) ...............................................   1,305        58,320
   Healthcare Realty Trust, Inc. (REIT) ........................................   1,045        26,533
   Host Hotels & Resorts Inc ...................................................   2,960        50,438
   ProLogis (REIT) .............................................................   2,010       127,394
   Public Storage (REIT) .......................................................     880        64,601
   Regency Centers Corp. (REIT) ................................................     930        59,976
   Simon Property Group, Inc. (REIT) ...........................................   1,855       161,125
   SL Green Realty Corp. (REIT) ................................................     740        69,160
   Starwood Hotels & Resorts Worldwide, Inc. ...................................     433        19,065
   Tanger Factory Outlet Centers, Inc. (REIT) ..................................   1,270        47,892
   The Macerich Co. (REIT) .....................................................     990        70,349
   Ventas, Inc. (REIT) .........................................................   1,700        76,925
   Vornado Realty Trust (REIT) .................................................   1,210       106,419
                                                                                           -----------
                                                                                             1,470,639

                                                                                   % OF
                                                                                 NET ASSETS
                                                                                 ----------
TOTAL INVESTMENT PORTFOLIO (Cost $5,001,970)(b)                                     95.7     4,393,626
OTHER ASSETS AND LIABILITIES, NET                                                    4.3       197,790
------------------------------------------------------------------------------------------------------
NET ASSETS                                                                         100.0     4,591,416

(a)   Non-income producing security.

(b) The cost for federal income tax purpose was $5,008,390. At December 31, 2007, net unrealized depreciation for all securities based on tax cost was $614,764. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of tax cost of $10,143 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $624,907.

REIT: U.S. Real Estate Investment Trust. Many of the foreign companies have adopted REIT-like corporate structures in their respective countries. The character and features of REIT-like corporate structures in foreign countries may differ from U.S. REITs. Therefore, only U.S. companies are designated as "REIT" where applicable.

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


6 o CNL GLOBAL REAL ESTATE FUND

Statement of Assets and Liabilities                      as of December 31, 2007
--------------------------------------------------------------------------------

CNL GLOBAL REAL ESTATE FUND

--------------------------------------------------------------------------------

ASSETS
   Total investments in securities, at value (cost $5,001,970) ....................................   $   4,393,626
   Cash ...........................................................................................         107,276
   Foreign currency, at value (cost $85,795) ......................................................          84,273
   Due from Adviser ...............................................................................         105,520
   Dividends receivable ...........................................................................          15,417
   Receivable for investments sold ................................................................           2,398
   Deferred offering costs ........................................................................          34,774
   Prepaid insurance ..............................................................................          18,908
                                                                                                      -------------
   Total assets ...................................................................................       4,762,192
                                                                                                      -------------

LIABILITIES
   Payable for investments purchased ..............................................................          69,769
   Distributions payable ..........................................................................           3,464
   Accrued custodian and accounting fees ..........................................................          10,938
   Accrued auditing fee ...........................................................................          32,125
   Accrued reports to shareholders fee ............................................................          22,240
   Accrued legal fee ..............................................................................          20,000
   Accrued distribution (12b-1) fee-Class A .......................................................               4
   Accrued distribution (12b-1) fee-Class C .......................................................              11
   Other accrued expenses and payables ............................................................          12,225
                                                                                                      -------------
   Total liabilities ..............................................................................         170,776
                                                                                                      -------------
   NET ASSETS, AT VALUE ...........................................................................   $   4,591,416
                                                                                                      =============

NET ASSETS
   Net assets consist of:
   Distributions in excess of net investment income ...............................................         (25,843)
   Net unrealized appreciation (depreciation) on:
      Investments .................................................................................        (608,344)
      Foreign currency related transactions .......................................................          (1,539)
   Accumulated net realized gain (loss) ...........................................................         (55,263)
   Paid-in capital ................................................................................       5,282,405
                                                                                                      -------------
   NET ASSETS, AT VALUE ...........................................................................   $   4,591,416
                                                                                                      =============

NET ASSET VALUE:
   CLASS A
   Net Asset Value and redemption price per share ($61,080 / 7,073 shares of capital stock
     outstanding, $0.001 par value, unlimited number of shares authorized) ........................   $        8.64
                                                                                                      -------------
   Maximum offering price per share ($8.64 / 0.9425) ..............................................   $        9.17
                                                                                                      -------------
   CLASS C
   Net Asset Value offering and redemption price per share ($13,060 / 1,512 shares of capital
     stock outstanding, $0.001 par value, unlimited number of shares authorized) ..................   $        8.64
                                                                                                      -------------
   INSTITUTIONAL CLASS
   Net Asset Value offering and redemption price per share ($4,517,276 / 522,991 shares of
     capital stock outstanding, $0.001 par value, unlimited number of shares authorized) ..........   $        8.64
                                                                                                      -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                                 CNL GLOBAL REAL ESTATE FUND o 7

Statement of Operations                 for the period ended December 31, 2007 a
--------------------------------------------------------------------------------

CNL GLOBAL REAL ESTATE FUND

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest .......................................................................................   $       2,565
   Dividends (net of $3,140 foreign taxes withheld) ...............................................          30,866
                                                                                                      -------------
   Total Income ...................................................................................          33,431
                                                                                                      -------------

EXPENSES:
   Management fee .................................................................................           8,340
   Legal ..........................................................................................          72,967
   Auditing .......................................................................................          42,125
   Trustees fees and expenses .....................................................................          37,668
   Reports to shareholders ........................................................................          22,240
   Custodian and accounting fees ..................................................................          12,472
   Insurance ......................................................................................           8,797
   Administration fees ............................................................................           7,203
   Transfer agent fee .............................................................................           4,409
   Registration fees ..............................................................................           4,399
   Distribution (12b-1) fee - Class A .............................................................               8
   Distribution (12b-1) fee - Class C .............................................................              25
   Amortization of offering costs .................................................................           7,792
   Other ..........................................................................................          12,920
                                                                                                      -------------
   Total expenses, before expense waiver/reimbursement ............................................         241,365
                                                                                                      -------------
   Expense waiver/reimbursement ...................................................................        (228,405)
                                                                                                      -------------
   Total expenses, after expense waiver/reimbursement .............................................          12,960
                                                                                                      -------------
   NET INVESTMENT INCOME (LOSS) ...................................................................          20,471
                                                                                                      -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
   Net realized gain (loss) from:
     Investments ..................................................................................         (55,155)
     Foreign currency related transactions ........................................................          (8,686)
                                                                                                      -------------
                                                                                                            (63,841)
                                                                                                      -------------
   Net unrealized appreciation (depreciation) during the period on:
     Investments ..................................................................................        (608,344)
     Foreign currency related transactions ........................................................          (1,539)
                                                                                                      -------------
                                                                                                           (609,883)
                                                                                                      -------------
   NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS .....................................................        (673,724)
                                                                                                      -------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ................................   $    (653,253)
                                                                                                      -------------

--------------------------------------------------------------------------------

a For the period from October 26, 2007 (commencement of operations) to December 31, 2007.

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


8 o CNL GLOBAL REAL ESTATE FUND

Statement of Changes in Net Assets      for the period ended December 31, 2007 a
--------------------------------------------------------------------------------

CNL GLOBAL REAL ESTATE FUND

--------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
   Operations:
     Net investment income (loss) .................................................................   $      20,471
     Net realized gain (loss) on investment transactions and foreign currency related
       transactions ...............................................................................         (63,841)
     Net unrealized appreciation (depreciation) during the period on investment
       transactions and foreign currency related transactions .....................................        (609,883)
                                                                                                      -------------
   Net increase (decrease) in net assets resulting from operations ................................        (653,253)
                                                                                                      -------------
   Distributions to shareholders from:
   Net investment income:
     Class A ......................................................................................            (579)
     Class C ......................................................................................            (106)
     Institutional Class ..........................................................................         (44,876)
                                                                                                      -------------
   Total Income Distributions .....................................................................         (45,561)
                                                                                                      -------------
   Fund share transactions:
     Proceeds from shares sold ....................................................................       5,148,115
     Reinvestment of distributions ................................................................          42,095
                                                                                                      -------------
   Net increase (decrease) in net assets from Fund share transactions .............................       5,190,210
                                                                                                      -------------
INCREASE (DECREASE) IN NET ASSETS .................................................................       4,491,396
                                                                                                      -------------
   Net assets at beginning of period b ............................................................         100,020
                                                                                                      -------------
NET ASSETS AT END OF PERIOD (INCLUDING DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
   INCOME OF $25,843) .............................................................................   $   4,591,416
                                                                                                      =============

--------------------------------------------------------------------------------

a For the period from October 26, 2007 (commencement of operations) to December 31, 2007.

b Amount represents seed capital.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                                 CNL GLOBAL REAL ESTATE FUND o 9

Financial Highlights
--------------------------------------------------------------------------------

CNL GLOBAL REAL ESTATE FUND

-------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 INSTITUTIONAL
PERIOD ENDED DECEMBER 31, 2007 a                                                  CLASS A        CLASS C             CLASS
-------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD ..........................................   $ 10.00        $ 10.00           $  10.00
   Income (loss) from investment operations:
      Net investment income (loss) ............................................      0.07 f         0.02 f             0.04 f
      Net realized and unrealized gain (loss) on
      investment transactions .................................................     (1.35)         (1.31)             (1.31)
                                                                                  ---------------------------------------------
   Total from investment operations ...........................................     (1.28)         (1.29)             (1.27)
Less distibutions from:
   Net investment income ......................................................     (0.08)         (0.07)             (0.09)
                                                                                  ---------------------------------------------
NET ASSET VALUE, END OF PERIOD ................................................   $  8.64        $  8.64           $   8.64

   Total Return (%) ...........................................................    (12.77) b,d    (12.89) b,d        (12.73) d
                                                                                  ---------------------------------------------

RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (000s) ...........................................        61             13              4,517
   Ratio of expenses before expense waiver/reimbursement (%) ..................     29.19 e        29.94 e            28.94 e
   Ratio of expenses after expense waiver/reimbursement (%) ...................      1.80 e         2.55 e             1.55 e
   Ratio of net investment income (loss) ......................................      4.30 c,e       1.26 c,e           2.45 c,e
   Portfolio turnover rate (%) ................................................         6 d            6 d                6 d

--------------------------------------------------------------------------------

a For the period from October 26, 2007 (commencement of operations) to December 31, 2007.

b Does not reflect sales charges, which would reduce return.

c Differences between classes are impacted by the timing of subscriptions and the timing of dividend income earned by the Fund.

d Not annualized.

e Annualized.

f Per share amounts have been calculated using the average shares method.

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


10 o CNL GLOBAL REAL ESTATE FUND

Notes to Financial Statements                                  December 31, 2007
--------------------------------------------------------------------------------

CNL GLOBAL REAL ESTATE FUND

--------------------------------------------------------------------------------

1. ORGANIZATION

CNL Global Real Estate Fund (the "Fund") is a diversified series of The CNL Funds (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the"1940 Act"), as an open-end management investment company organized as a Delaware business trust. The Fund commenced operations on October 26, 2007.

The Fund seeks to achieve a high total return through a combination of current income and capital appreciation. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity and equity related securities issued by real estate and real estate-related companies.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge of 5.75% (on investments greater than $50,000, the sales charge is reduced). Sales charges may be waived for certain eligible investors. Class C shares are offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge of 1.00% payable upon certain redemptions within one year of purchase. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes.

2. SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amount and disclosures. Actual results could differ from these estimates and those differences could be material.

PORTFOLIO VALUATION

Generally, the Fund's investments are valued at market value. Securities traded on a principal domestic or foreign securities exchange or the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") are valued at the last quoted sales price, the NASDAQ official close price or, in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and asked prices. Securities traded on more than one exchange are valued using the primary exchange where the security is principally traded.

Securities for which market prices are unavailable, or securities for which the Adviser determines that prices do not reflect market value, will be valued at fair value pursuant to valuation policies and procedures approved by the Board of Trustees. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Pricing Committee of the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. In particular, portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges. Alternatively, the value of foreign securities may be adjusted to reflect the estimated fair value of such securities as of the close of trading on the New York Stock Exchange ("NYSE") using a pricing service and/or procedures approved by the Board of Trustees if after the close of the foreign markets, but prior to the close of trading on the NYSE on the day the securities are being valued, developments occur that are expected to materially affect the value of such securities.

The Fund's use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.


                                                CNL GLOBAL REAL ESTATE FUND o 11

Notes to Financial Statements (continued)                      December 31, 2007
--------------------------------------------------------------------------------

CNL GLOBAL REAL ESTATE FUND

--------------------------------------------------------------------------------

SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized over the life of the respective securities. Dividend income (net of foreign withholding taxes, if any) is recorded on the ex-dividend date except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. The Fund records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as an increase to unrealized appreciation/(depreciation) and realized gain/(loss) on investments as necessary once the issuers provide information about the actual composition of the distributions.

FOREIGN CURRENCY TRANSLATION

The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts (forward contracts) are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign currency related transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities; such changes are included with the net realized and unrealized gain/loss on investments.

FORWARD FOREIGN CURRENCY CONTRACTS

Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery. The Fund held no forward foreign currency contracts at December 31, 2007.

FEDERAL INCOME TAXES

It is the policy of the Fund to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Accordingly, no provision for federal income or excise tax is necessary.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the Fund based on the net asset value per share at the close of business on the ex-dividend date unless the shareholder has elected to have the dividends and distributions paid in cash.


12 o CNL GLOBAL REAL ESTATE FUND

Notes to Financial Statements (continued)                      December 31, 2007
--------------------------------------------------------------------------------

CNL GLOBAL REAL ESTATE FUND

--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS

At year end, the Fund recharacterizes distributions received from a Real Estate Investment Trust ("REIT") investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be based on other available information. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains. The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements which are transactions in which the Fund purchases a security and simultaneously agrees to resell that security to the seller at an agreed upon price on an agreed upon future date, normally, one to seven days later. If the Fund enters into a repurchase agreement, it will maintain possession of the purchased securities and any underlying collateral. Repurchase agreements must be continuously collateralized and the collateral must have market value at least equal to the repurchase price of the securities, plus accrued interest. The Fund held no repurchase agreements at December 31, 2007.

CLASS ALLOCATION

Investment income, realized and unrealized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears distribution and shareholder servicing expenses unique to that class. Differences in class-level expenses may result in payment of different per share dividends by share class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

REDEMPTION FEES

The Fund imposes a redemption fee of 1.00% of the total redemption amount on the Fund shares redeemed within 75 days of buying them. This fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in-capital.

OTHER

In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, the Fund expects the risk of loss to be remote.

OFFERING COSTS

Offering costs of $194,577 were incurred by the Fund in connection with the offering of the shares. Of these amounts, $42,566 was paid by CNL Fund
Management Company (the "Management Company"), the parent company of the Adviser. The Fund reimbursed $42,566 to the Management Company. The Adviser has absorbed the remaining offering costs of $152,011 and will not pass them through the Fund. The Fund is amortizing the deferred offering costs of $42,566 over one year.

ORGANIZATIONAL START UP COSTS

Organizational start up costs of $184,099 for the Fund were incurred by the Management Company and affiliates. The Fund will not be required to reimburse these costs to the Management Company and/or affiliates.


                                                CNL GLOBAL REAL ESTATE FUND o 13

Notes to Financial Statements (continued)                      December 31, 2007
--------------------------------------------------------------------------------

CNL GLOBAL REAL ESTATE FUND

--------------------------------------------------------------------------------

3. MANAGEMENT FEES AND OTHER EXPENSES

Under the Investment Management Agreement with the Adviser, the Adviser directs the investments of the Fund in accordance with its investment objective, policies and restrictions. The Fund pays a monthly investment management fee, computed and accrued daily and payable monthly, at an annual rate of 1.00% of the Fund's average daily net assets. For the period October 26, 2007 (commencement of operations) through December 31, 2007, the Adviser waived $8,340 of its investment management fee and reimbursed other operating expenses of $220,065 pursuant to an expense limitation agreement with the Fund.

CB Richard Ellis Global Real Estate Securities, LLC ("CB Richard Ellis GRES") is the sub-adviser for the Fund. The Adviser compensates CB Richard Ellis GRES out of the management fee it receives from the Fund.

EXPENSE LIMITATIONS

For the period from October 26, 2007 (commencement of operations) through July 31, 2008, the Adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the Fund to the extent necessary to maintain the annual expenses of each class as follows:

                                          CONTRACTUAL
                 CLASS                  EXPENSE LIMIT
                 ------------------------------------
                 Class A                        1.80%
                 Class C                        2.55%
                 Institutional Class            1.55%

The Adviser may recapture all or a portion of any waived investment management fees and expenses it has borne, if any, to the extent a class's expenses fall below the maximum ratio within three years after the end of the fiscal year in which the waiver was made. The amounts subject to possible recapture under the expense limitation agreements at December 31, 2007 were as follows:

          EXPENSE SUBJECT TO POSSIBLE RECAPTURE UNTIL DECEMBER 31, 2010
--------------------------------------------------------------------------------
              CLASS A   CLASS C   INSTITUTIONAL CLASS    TOTAL
               $815      $695          $226,895        $228,405

DISTRIBUTOR

The Trust has adopted a Rule 12b-1 plan for Class A shares under which the Fund is authorized to pay to Foreside Fund Services, LLC (the "Distributor") or any other approved entity (collectively, "payees") as compensation for the distribution services and/or shareholder services provided by such entities, an aggregate fee equal to 0.25% of the average daily net assets of Class A shares of the Fund. The Trust has also adopted a Rule 12b-1 plan for Class C shares under which the Fund is authorized to pay payees compensation for the distribution services and/or shareholder services provided by payees. Under the Rule 12b-1 Plan for Class C shares, the Trust may pay an aggregate fee equal to 0.75% of the average daily net assets of Class C shares of the Fund for distribution services and an aggregate fee equal to 0.25% of the average daily net assets of Class C shares of the Fund for shareholder services. The payees may pay any or all amounts received under the Rule 12b-1 plan to other persons for any distribution or service activity conducted on behalf of the Fund. The plans are a core component of the ongoing distribution and shareholder servicing as related to Class A shares and Class C shares.

For the period October 26, 2007 (commencement of operations) through December 31, 2007, the Fund has been advised that the Distributor received $0 in sales commissions from the sale of Class A shares and that the Distributor also received $0 and $0 of contingent deferred sales charges relating to redemptions of Class A and Class C shares, respectively. The Distributor has advised the Fund that proceeds from the contingent deferred sales charge on the Class C shares are paid to the Distributor and are used by the Distributor to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of the Class C shares, including payments to dealers and other financial intermediaries for selling Class C shares.


14 o CNL GLOBAL REAL ESTATE FUND

Notes to Financial Statements (continued)                      December 31, 2007
--------------------------------------------------------------------------------

CNL GLOBAL REAL ESTATE FUND

--------------------------------------------------------------------------------

ADMINISTRATOR

State Street Bank and Trust Company ("State Street') serves as administrator for the Trust pursuant to an administration agreement (the "Administration Agreement") with the Trust. Under the Administration Agreement, State Street is responsible for (i) the general administrative duties associated with the day-to-day operations of the Trust; (ii) conducting relations with the independent registered certified public accounting firm, legal counsel and other service providers; (iii) providing regulatory reporting; and (iv) providing the office facilities and sufficient personnel required by it to perform such administrative services. As compensation for these services, State Street receives a fee which is calculated daily and paid monthly at an annual rate based on the average daily net assets of the Trust complex as follows: 0.05% on the first $100 million of net assets, plus 0.03% for net assets between $100 million and $200 million, plus 0.01% on net assets over $200 million.

TRANSFER AGENT

Boston Financial Data Services, Inc., an affiliate of State Street, acts as the transfer agent and dividend disbursing agent of the Fund. As transfer agent and dividend disbursing agent, the transfer agent maintains an account for each shareholder of record of the Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record.

CUSTODIAN

State Street serves as custodian of the assets of the Trust pursuant to a custodian agreement (the "Custody Contract") with the Trust. Under the Custody Contract, State Street holds and transfers portfolio securities on account of the Fund, provides fund accounting and keeps all necessary records and documents, and performs other duties, all as directed by authorized persons. Portfolio securities purchased in the United States are maintained in the custody of State Street or other domestic banks or depositories. Portfolio securities purchased outside of the United States are maintained in the custody of foreign banks and trust companies who are members of State Street's Global Custody Network and foreign depositories (collectively "foreign subcustodians"). With respect to foreign subcustodians, there can be no assurance that the Fund, and the value of its shares, will not be adversely affected by acts of foreign governments, financial or operational difficulties of the foreign subcustodians, difficulties and costs of obtaining jurisdiction over, or enforcing judgments against, the foreign subcustodians or application of foreign law to the Fund's foreign subcustodial arrangements.

TRUSTEES AND OFFICERS

Each trustee of the Trust who is not an "interested person" of the Trust, as that term is defined in the 1940 Act ( an "Independent Trustee"), is paid an annual retainer fee of $2,000 for service to the Trust. In addition, the Audit Committee chair, the Governance Committee chair and the Independent Trustee Committee chair will each receive $2,000 per annum for fulfilling these roles. In addition, each Independent Trustee will be paid a fee of $1,500 for each regular Board meeting attended whether the regular or special Board meetings are attended in person or by telephone. In addition, each Independent Trustee will be paid a fee of $1,000 for each committee meeting, including Audit Committee and Governance Committee meetings. Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. No officer of the Trust is compensated by the Trust.

4. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, excluding short-term investments, for the period October 26, 2007 (commencement of operations) through December 31, 2007 totaled $5,352,625 and $289,630, respectively.


                                                CNL GLOBAL REAL ESTATE FUND o 15

Notes to Financial Statements (continued)                      December 31, 2007
--------------------------------------------------------------------------------

CNL GLOBAL REAL ESTATE FUND

--------------------------------------------------------------------------------

5. INCOME TAX INFORMATION

The tax character of dividends and distributions paid was as follows:

                                                      FOR THE PERIOD
                                                     OCTOBER 26, 2007*
                                                          THROUGH
                                                     DECEMBER 31, 2007
                ------------------------------------------------------
                Ordinary income                      $          45,561
                Long-term capital gains                             --
                Tax return of capital                               --
                                                     -----------------
                Total dividends and distributions    $          45,561

                * COMMENCEMENT OF OPERATIONS.

As of December 31, 2007, the Fund's tax-basis components of accumulated earnings were as follows:

                Undistributed ordinary income                $      --
                Undistributed long-term capital gains        $      --
                Net unrealized depreciation on investments   $(616,303)

As of December 31, 2007, the Fund had temporary book/tax differences primarily attributable to wash sales on portfolio securities, post-October realized losses and mark-to-market on passive foreign investment companies and permanent book/tax differences primarily attributable to non-deductible expenses and foreign currency losses. To reflect reclassifications arising from the permanent differences, paid-in capital was charged $7,825, accumulated net realized loss was credited $8,578 and distributions in excess of net investment income was charged $753.

6. CAPITAL STOCK

The following table summarizes share and dollar activity in the Fund:

                                                      FOR THE PERIOD
                                                     OCTOBER 26, 2007 a
                                                          THROUGH
                                                     DECEMBER 31, 2007
     -------------------------------------------------------------------
                                                   SHARES        DOLLARS
                                                   ------       --------
     CLASS A
     Shares sold b                                  5,504       $ 48,115
     Issued as reinvestment of dividends               67            578
     Shares redeemed                                   --             --
     Redemption fees c                                 --             --
                                                   ---------------------
     Net increase (decrease)                        5,571       $ 48,693
                                                   =====================
     CLASS C
     Shares sold b                                     --       $     --
     Issued as reinvestment of dividends               12            106
     Shares redeemed                                   --             --
     Redemption fees c                                 --             --
                                                   ---------------------
     Net increase (decrease)                           12       $    106
                                                   =====================


16 o CNL GLOBAL REAL ESTATE FUND

Notes to Financial Statements (continued)                      December 31, 2007
--------------------------------------------------------------------------------

CNL GLOBAL REAL ESTATE FUND

--------------------------------------------------------------------------------
                                                      FOR THE PERIOD
                                                     OCTOBER 26, 2007 a
                                                          THROUGH
                                                     DECEMBER 31, 2007
     -------------------------------------------------------------------
                                                    SHARES     DOLLARS
                                                   -------    ----------
     INSTITUTIONAL CLASS
     Shares sold b                                 511,198    $5,100,000
     Issued as reinvestment of dividends             4,793        41,411
     Shares redeemed                                    --            --
     Redemption fees c                                  --            --
                                                   ---------------------
     Net increase (decrease)                       515,991    $5,141,411
                                                   =====================

--------------------------------------------------------------------------------
a Commencement of operations.

b Does not include seed shares of 1,502, 1,500 and 7,000 and seed dollars of $15,020, $15,000 and $70,000 for Class A, Class C and Institutional Class, respectively.

c The Fund may charge a 1% redemption fee on shares sold within 75 days of the time of purchase.

7. KEY RISKS

REAL ESTATE CONCENTRATION

The Fund concentrates its investments in real estate securities, including REITs. A fund with a concentrated investment portfolio is vulnerable to the risks of the industry in which it invests and is subject to greater risks and market fluctuations than funds investing in a broader range of industries. Real estate securities are susceptible to the risks associated with direct ownership of real estate, such as declines in property values; increases in property taxes, operating expenses, interest rates or competition; zoning changes; and losses from casualty and condemnation.

FOREIGN SECURITIES

The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

8. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. An assessment of the Fund's tax positions has been made and it has been determined that there is no impact to the Fund's financial statements.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statements.


                                                CNL GLOBAL REAL ESTATE FUND o 17

Notes to Financial Statements (continued)                      December 31, 2007
--------------------------------------------------------------------------------

CNL GLOBAL REAL ESTATE FUND

--------------------------------------------------------------------------------
9. CONCENTRATION OF OWNERSHIP

From time to time, the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At December 31, 2007, the Adviser holds approximately 21%, 100% and 19% of the outstanding shares of Class A, Class C and Institutional Class, respectively. In addition, two shareholders hold 72% of Class A and three shareholders own 77% of the Institutional Class.


18 o CNL GLOBAL REAL ESTATE FUND

Report of Independent Registered Certified Public Accounting Firm
--------------------------------------------------------------------------------

To the Trustees and Shareholders of The CNL Funds -- CNL Global Real Estate Fund

      In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CNL Global Real Estate Fund (the "Fund") at December 31, 2007, and the results of its operations, the changes in its net assets and the financial highlights for the period October 26, 2007 (commencement of operations) through December 31, 2007, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Tampa, FL

February 19, 2008


                                                CNL GLOBAL REAL ESTATE FUND o 19

Tax Information (Unaudited)
--------------------------------------------------------------------------------

For corporate shareholders, 0% of the income dividends paid during the Fund's fiscal year ended December 31, 2007 qualified for the dividends received deduction.

For federal income tax purposes, the Fund designates $2,173, or the maximum amount allowable under law, as qualified dividend income.

Please contact a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-888-890-8934.

Other Information (Unaudited)
--------------------------------------------------------------------------------

PROXY VOTING RECORD

The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling 1-866-745-3797 or visiting our website at www.thecnlfunds.com or the Securities and Exchange Commission's website at www.sec.gov. The Fund will file its first Form N-PX by August 31, 2008.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, by calling 1-866-745-3797; (ii) on the Fund's website at
www.thecnlfunds.com; and (iii) on the Securities and Exchange Commission's website at www.sec.gov.


20 o CNL GLOBAL REAL ESTATE FUND

Approval of Investment Advisory and Sub-Advisory Agreements (Unaudited)
--------------------------------------------------------------------------------

The Board of Trustees ("Board" or "Trustees") of The CNL Funds (the "Trust") is required under the Investment Company Act of 1940 to approve, on behalf of the CNL Global Real Estate Fund (the "Fund"), the investment advisory agreement (the "Advisory Agreement") with CNL Fund Advisors Company ("CNL") and the sub-advisory agreement (the "Sub-Advisory Agreement") with CB Richard Ellis Global Real Estate Securities, LLC ("CB Richard Ellis GRES").

During meetings held in May 2007 and August 2007, the Board as a whole and the "independent" Trustees, voting separately ("Independent Trustees"), approved the Advisory Agreement and Sub-Advisory Agreement for an initial term ending May 24, 2009. In doing so, the Board determined that the Advisory Agreement and Sub-Advisory Agreement are in the best interests of shareholders and that the compensation paid to CNL and CB Richard Ellis GRES under these agreements is fair and reasonable.

The Independent Trustees met separately during their evaluation of the Advisory Agreement and Sub-Advisory Agreement with their legal counsel. The following discussion more fully describes the factors considered by the Board and the Independent Trustees in approving the Advisory Agreement and Sub-Advisory Agreement.

The Independent Trustees, with the advice of counsel, reviewed the factors set out in judicial decisions and Securities and Exchange Commission directives relating to the approval of Advisory and Sub-Advisory Agreements. The Independent Trustees considered all factors they believed relevant with respect to consideration of the Advisory Agreement and the Sub-Advisory Agreement, including the following: (a) the nature, extent and quality of the services to be provided by CNL and CB Richard Ellis GRES; (b) the performance of CB Richard Ellis GRES when managing similar products; (c) the costs of the services to be provided and profits estimated to be realized by CB Richard Ellis GRES, CNL and their respective affiliates from the relationship with the Fund; (d) the extent to which economies of scale may be realized as the Fund grows; and (e) whether fee levels reflect any such economies of scale.

With respect to the nature, extent and quality of services to be provided by CNL and CB Richard Ellis GRES, the Trustees reviewed the information regarding the types of services to be provided under the Advisory Agreement and the Sub-Advisory Agreement and information describing CNL's and CB Richard Ellis GRES's organization and business. The Independent Trustees' were satisfied with their understanding of the organization, operations and personnel of both CNL and CB Richard Ellis GRES. The Independent Trustees concluded that, overall, the nature, extent and quality of services expected to be provided to the Fund under the Advisory Agreement and the Sub-Advisory Agreement were satisfactory.

With respect to investment performance, because the Fund had not commenced operations and did not have its own performance history, the Board reviewed and considered performance information regarding CB Richard Ellis GRES's past performance record with other similar accounts. The Independent Trustees noted that the performance of such accounts since inception had been acceptable.

In evaluating the proposed management fees and expenses, the Independent Trustees considered the Fund's management fees and the Fund's expected expense ratios in absolute terms and as compared with the fees and expenses of comparable peer groups of unaffiliated funds provided by an independent third party, Lipper, Inc. ("Lipper"), and by CNL. In reviewing fees, the Independent Trustees considered CNL's and CB Richard Ellis GRES's agreement to cap the Fund's expenses, subject to recoupment. The Independent Trustees also considered the higher cost structure associated with large investments in global stocks and with engaging a "best of breed" manager. The Independent Trustees also reviewed and considered certain financial information of CNL and CB Richard Ellis GRES as well as CB Richard Ellis GRES's standard fee structure for managing similar products. Based upon the comparative fee information provided, the Independent Trustees noted that the Fund had generally higher advisory fees than other global funds identified by Lipper but comparable fees to other global funds identified by CNL with relatively high allocations to foreign stocks and with less than twelve months of operations.

The Independent Trustees acknowledged that because the Fund had not yet commenced operations, information concerning the profit contribution to CNL and CB Richard Ellis GRES as a result of the proposed relationship with the Fund was not yet available. The Trustees recognized that it was unlikely that the Fund would be profitable to CNL or CB Richard Ellis GRES for the near future. The Independent Trustees concluded, however, that although CNL and CB Richard Ellis GRES may not earn a profit from the Fund at lower asset levels, they were satisfied that both CNL and CB Richard Ellis GRES would provide appropriate services to the Fund.


                                                CNL GLOBAL REAL ESTATE FUND o 21

Approval of Investment Advisory and Sub-Advisory Agreements (Unaudited) (continued)
--------------------------------------------------------------------------------

The Independent Trustees also considered the effect of direct and indirect or "fall-out" benefits to CNL and CB Richard Ellis GRES as a result of their relationships with the Fund. The only identified benefits to both CNL and CB Richard Ellis GRES for their relationship with the Fund would be entry into the US mutual fund marketplace and positive growth in assets under management.

The Independent Trustees noted that the advisory and sub-advisory fee schedules for the Fund did not contain breakpoints that reduce the fee rate on assets above specified levels. The Independent Trustees recognized that breakpoints may be one way (although not the only way) for the benefits of any economies of scale to be shared with investors. The Independent Trustees noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those anticipated for the Fund. The Independent Trustees acknowledged that because both CNL and CB Richard Ellis GRES are just launching their U.S. mutual fund business and the Fund would be their first product in such marketplace, it was unlikely that either CNL or CB Richard Ellis GRES would achieve economies of scale in the near future with respect to the Fund. Having taken these factors into account, the Independent Trustees concluded that the absence of breakpoints in the Fund's advisory fee schedule was acceptable.

The  Trustees  did not  identify  any  single  factor  discussed  previously  as all-important or controlling in evaluating the Advisory Agreement and Sub-Advisory Agreement. The Trustees, including a majority of the Independent Trustees, concluded that the terms of each of the Advisory Agreement and the Sub-Advisory Agreement as presented to the Board were fair and reasonable, that CNL and CB Richard Ellis GRES's fees are reasonable in light of the services expected to be provided to the Fund, and that the Advisory Agreement and the Sub-Advisory Agreement should be approved.


22 o CNL GLOBAL REAL ESTATE FUND

Trustees and Officers (Unaudited)
--------------------------------------------------------------------------------

                                                                                                 NUMBER OF
                              POSITION(s) HELD                                                 PORTFOLIOS IN
                               WITH TRUST AND                                                  FUND COMPLEX
                               LENGTH OF TIME                PRINCIPAL OCCUPATION               OVERSEEN BY     OTHER TRUSTEESHIPS/
   NAME, ADDRESS AND AGE          SERVED(1)                   DURING PAST 5 YEARS                 TRUSTEE       DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE:               Chairman       Vice Chairman, CNL Financial Group, Inc.            1         Director, CNL
Robert A. Bourne                  of the         (real estate and development company).                        Financial Group,
c/o CNL Fund                      Board          Mr. Bourne also serves and has served as a                    Inc.; Director,
Advisors Company                  and            director and an officer for various                           CNLBank; Director,
450 South Orange Avenue           Trustee        affiliates of CNL Financial Group, Inc.                       CNL Income
Orlando, FL 32801                                including CNL Fund Advisors Company.                          Properties, Inc.
Age: 60
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:             Trustee        Principal, Century Capital Markets, LLC             1         None
G. Richard Hostetter                             (financial services consultant) from
c/o CNL Fund                                     1999-present; Manager, Strategic
Advisors Company                                 Redevelopment Initiatives, LLC from
450 South Orange Avenue                          2005-present.
Orlando, FL 32801
Age: 68

James H. Kropp                    Trustee        Sr. VP-Investments, Gazit Group USA, Inc.           1         Director, PS
c/o CNL Fund                                     (real estate company) from 2006-present;                      Business Parks, Inc.
Advisors Company                                 Portfolio Manager, Realty Enterprise Funds
450 South Orange Avenue                          from 1998-2006; Managing Director,
Orlando, FL 32801                                Christopher Weil & Co. Inc. (broker-
Age: 58                                          dealer) from 1995-2004.

J. Joseph Kruse                   Trustee        Senior Advisor Process Sensors Corp.                1         Chairman, Topsider
c/o CNL Fund                                     (manufacturer of moisture sensors) from                       Building Systems
Advisors Company                                 2001-present; Senior Advisor, Hyde Park
450 South Orange Avenue                          Capital (investment banking firm) from
Orlando, FL 32801                                2006-present; President, Kruse & Co., Inc.
Age: 75                                          (a merchant banking company engaged in real
                                                 estate) from 1993-present; Partner and
                                                 Senior Advisor, G. William Miller & Co.,
                                                 Inc from 1983-2007.
------------------------------------------------------------------------------------------------------------------------------------

(1) Each Trustee and Officer has served since May 24, 2007. Trustees hold their position with the Trust until their resignation or removal. Officers hold their positions with the Trust until a successor has been duly elected and qualified or until their earlier resignation or removal.

The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: 1-888-890-8934 or download from the Internet at www.thecnlfunds.com.


                                                CNL GLOBAL REAL ESTATE FUND o 23

--------------------------------------------------------------------------------

                                                                                                 NUMBER OF
                              POSITION(s) HELD                                                 PORTFOLIOS IN
                               WITH TRUST AND                                                   FUND COMPLEX
                               LENGTH OF TIME                PRINCIPAL OCCUPATION               OVERSEEN BY     OTHER TRUSTEESHIPS/
   NAME, ADDRESS AND AGE          SERVED(1)                   DURING PAST 5 YEARS                 TRUSTEE       DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS:                         President      President, CNL Fund Advisors Company;              N/A                 N/A
J. Grayson Sanders                               President, CNL Fund Management Company;
CNL Fund                                         President of CNL Capital Markets, Inc. from
Advisors Company                                 2004-2006; Managing Director-Marketing of
450 South Orange Avenue                          AIG Global Real Estate Investment Corp.
Orlando, FL 32801                                (real estate investment management) from
Age: 67                                          2000-2004.

Paul S. Saint-Pierre              Treasurer      Senior Vice President and CFO, CNL Fund            N/A                 N/A
CNL Fund                                         Advisors Company; Senior Vice President and
Advisors Company                                 CFO, CNL Fund Management Company; CFO of
450 South Orange Avenue                          Hovnanian Land Investment Group (land
Orlando, FL 32801                                development and investment) from 2005-
Age: 53                                          2007; Executive Vice president of Wall
                                                 Street Realty Capital (real estate
                                                 investment banking) prior to 2005.

Peter R. Guarino                  Chief          Managing Director of Foreside Compliance           N/A                 N/A
Foreside Compliance               Compliance     Services, LLC from 2004-present;
Services, LLC, Two Portland       Officer        Independent Compliance Consultant from
Square, Portland, Maine                          2002-2004; General Counsel and Global
04101                                            Compliance Director, MiFund, Inc. (mutual
Age: 49                                          fund services) from 2000-2002.

Linda A. Scarcelli                Secretary      Secretary of CNL Financial Group, Inc. and         N/A                 N/A
CNL Financial Group, Inc.                        numerous of its subsidiaries and
450 South Orange Avenue                          affiliates from 2005-present and Assistant
Orlando, FL 32801                                Secretary from 2002-2005.
Age: 58

Frank J. DiPietro                 Assistant      Senior Director and Vice President, State          N/A                 N/A
State Street Bank and Trust       Treasurer      Street Bank & Trust Company from
Company                                          2005-present; Senior Manager Investment
2 Avenue de Lafayette,                           Accounting & Administration of PFPC Inc.
Boston, MA 02110                                 from 1997-2005
Age: 36
------------------------------------------------------------------------------------------------------------------------------------

(1) Each Trustee and Officer has served since May 24, 2007. Trustees hold their position with the Trust until their resignation or removal. Officers hold their positions with the Trust until a successor has been duly elected and qualified or until their earlier resignation or removal.


24 o CNL GLOBAL REAL ESTATE FUND

                     THIS PAGE IS INTENTIONALLY LEFT BLANK.

--------------------------------------------------------------------------------

CNL GLOBAL REAL ESTATE FUND

INVESTMENT ADVISER
CNL Fund Advisors Company
450 South Orange Avenue
Orlando, FL 32801

SUB-ADVISER
CB Richard Ellis Global Real Estate Securities, LLC
250 West Pratt Street
Baltimore, MD 21201

ADMINISTRATOR & CUSTODIAN
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR
Foreside Fund Services, LLC
Two Portland Square
Portland, ME 04101

TRANSFER AGENT
Boston Financial Data Services, Inc.
30 Dan Road
Canton, MA 02021

LEGAL COUNSEL
Ballard Spahr Andrews & Ingersoll, LLP
1735 Market Street, 51st Floor
Philadelphia, PA 19103

INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
4221 West Boy Scout Boulevard, Suite 200
Tampa, FL 33607

--------------------------------------------------------------------------------

                                       INVESTMENT COMPANY ACT FILE NO. 811-22017

[LOGO] CNL(R)
       FUND ADVISORS COMPANY


ITEM 2. CODE OF ETHICS.

     As of December 31, 2007, the Registrant has adopted a code of ethics that applies to the Registrant's President and Treasurer (Principal Executive Officer and Principal Financial Officer). For the period ended December 31, 2007, there were no amendments to a provision of its code of ethics, nor were there any waivers, including implicit waivers granted from a provision of the code of ethics. A copy of the Registrant's code of ethics is filed with the Form N-CSR under Item 12(a)(1).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     The Registrant's Board of Directors has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The audit committee financial expert serving on the Registrant's audit committee is James H. Kropp, who is "independent" as defined in Item 3(a)(2) of this Form.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) AUDIT FEES - The aggregate fees billed for the fiscal period October 26, 2007 through December 31, 2007 for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for this fiscal period was $30,348.

     (b) AUDIT-RELATED FEES - There were no fees billed for the fiscal period October 26, 2007 through December 31, 2007 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under (a) of this Item

     (c) TAX FEES - The aggregate fees billed in the fiscal period October 26, 2007 through December 31, 2007 for professional services rendered by the principal accountant for the review of the Registrant's tax returns, other tax-related filings and excise tax calculations was $7,125 for the fiscal period October 26, 2007 through December 31, 2007.

     (d) ALL OTHER FEES - The were no fees billed for the fiscal period October 26, 2007 through December 31, 2007for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

     (e) (1) The Registrant's audit committee pre-approves all audit and non-audit services to be performed by the Registrant's accountant before the accountant is engaged by the Registrant to perform such services.

          (2)  There  were  no  services  described  in (b)  through  (d)  above
          (including services required to be approved by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph
          (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) None of the hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the fiscal period October 26, 2007 through December 31, 2007 were attributable to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g)  Not applicable.

     (h)  Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

     The Registrant's full schedules of investments are included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END INVESTMENT MANAGEMENT COMPANIES.

     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), are effective based on the evaluation of Registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment
     Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Code of Ethics for the Registrant's President and Treasurer (Principal Executive Officer and Principal Financial Officer) described in
     Item 2 is attached hereto.

     (a)(2) Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as
     Exhibit 99CERT.

     (a)(3) Not applicable.

     (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   THE CNL FUNDS

By (Signature and Title)   /s/ J. Grayson Sanders
                           -----------------------------------------------------
                            J. Grayson Sanders
                            Principal Executive Officer and President
Date   March 10, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By (Signature and Title)   /s/ Paul S. Saint-Pierre
                           -----------------------------------------------------
                            Paul S. Saint-Pierre
                            Principal Financial Officer, Principal Accounting Officer and Treasurer
Date   March 10, 2008